Schedule of Operating Leases, Capital Leases and Purchase Commitments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 30, 2012
Product Liability Contingency [Line Items]
Purchase Commitments, 2013	$ 592,084	[1]
Purchase Commitments, 2014	59,095	[1]
Purchase Commitments, 2015	17,092	[1]
Purchase Commitments, 2016	6,010	[1]
Purchase Commitments, 2017	5,750	[1]
Purchase Commitments, Thereafter	55,450	[1]
Capital Leases, 2013	4,666
Capital Leases, 2014	4,230
Capital Leases, 2015	3,724
Capital Leases, 2016	3,063
Capital Leases, 2017	1,206
Capital Leases, Thereafter	11,026
Operating Leases, 2013	13,035
Operating Leases, 2014	10,599
Operating Leases, 2015 x	8,113
Operating Leases, 2016 z	7,009
Operating Leases, 2017 D	6,874
Operating Leases, Thereafter	$ 27,754

[1]	The amounts indicated in this line primarily reflect future contractual payments, including certain take-or-pay arrangements entered into as part of the normal course of business. The amounts do not include obligations related to other contractual purchase obligations that are not take-or-pay arrangements. Such contractual purchase obligations are primarily purchase orders at fair value that are part of normal operations and are reflected in historical operating cash flow trends. Purchase obligations also include trade and consumer promotion and advertising commitments.